Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 1,565,936	$ 1,714,019	$ 4,589,300
Restricted Cash	909,547	973,354	573,187
Accounts Receivable, net	16,400,519	7,873,580	12,261,863
Other receivable, net	115,931	111,863	1,300,675
Note receivable, net		47,611
Advance to Suppliers	2,977,323	3,495,591	6,635,238
Inventories	3,906,696	5,284,182	6,094,834
Cost and Estimated Earnings in Excess of Billings	59,436	2,250,421	4,377,701
Prepaid Expenses - Short Term	114,396	26,366	32,661
Due from the Related Parties	702,328		75,421
Total current asset	26,752,111	21,776,986	35,940,880
Non-Current Assets:
Investment	113,971
Property, Plant & Equipment, net	16,857,281	10,329,316	8,965,123
Construction in Progress	1,942,773	3,055,811	2,685,269
Intangible Assets, net	3,168,742	3,141,448	1,058,683
Other Long Term Asset - Deposit	1,673	1,622	1,609
Total Assets	48,836,551	38,305,183	48,651,564
Current Liabilities:
Short Term Loans	6,382,561	2,539,239	3,463,313
Current portion of current loan		476,107	472,270
Accounts Payable and Accrued Expenses	12,659,116	8,052,860	11,504,817
Advances from Customers	2,869,752	2,208,596	6,163,538
Taxes Payable	5,333,045	4,884,105	4,501,539
Other Payables	3,205,519	1,992,159	328,275
Due to related parties	276,905	315,833	53,535
Total Current Liabilities	30,726,899	20,468,899	26,487,287
Long Term Liabilities
Deferred Subsidy Income	1,706,926
Long Term Loan		634,810	1,101,963
Total Liabilities	32,433,825	21,103,709	27,589,250
STOCKHOLDERS' EQUITY
Ordinary Shares ($0.001 par value per share, 49,000,000 authorized shares, 8,481,272, 8,459,272 and 7,971,465 issued and outstanding) as of December 31, 2013, 2012, and 2011	8,481	8,459	7,972
Additional Paid in Capital	10,388,713	4,755,290	4,755,290
Warrants		5,580,625	5,580,625
Statutory Surplus Reserve	3,024,562	3,024,562	3,024,562
Retained Earnings	504,343	1,836,118	5,959,119
Accumulated Other Comprehensive Income	2,526,627	1,996,308	1,734,746
Total Stockholders' Equity	16,402,727	17,201,475	21,062,314
Total Liabilities & Stockholders' Equity	$ 48,836,551	$ 38,305,183	$ 48,651,564